SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Schedule of segment information

	Year Ended December 31, 2021
	Adult	Childhood & adolescent
	Professional	Quality Education
	Education	Services	Total
	RMB	RMB	RMB
Net revenues	1,150,247	1,236,273	2,386,520
Cost of revenues	(409,326)	(792,093)	(1,201,419)
Gross profit	740,921	444,180	1,185,101

	Year Ended December 31, 2020
	Adult	Childhood & adolescent
	Professional	Quality Education
	Training	Training	Total
	RMB	RMB	RMB
Net revenues	1,136,043	761,840	1,897,883
Cost of revenues	(420,349)	(646,493)	(1,066,842)
Gross profit	715,694	115,347	831,041

	Year Ended December 31, 2019
		Childhood &
	Adult	adolescent
	Professional	Quality Education
	Training	Training	Total
	RMB	RMB	RMB
Net revenues	1,527,185	524,169	2,051,354
Cost of revenues	(627,765)	(546,069)	(1,173,834)
Gross profit (loss)	899,420	(21,900)	877,520